Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Common Stock Subject To Possible Redemption
Gross proceeds		$ 276,000,000		$ 276,000,000
Proceeds allocated to public warrants				(12,834,000)
Common stock issuance cost				(15,660,526)
Accretion of carrying value to redemption value		$ 32,634,526		32,634,526
Common Stock subject to possible redemption			$ 281,382,502	$ 280,140,000
Accretion - increase in redemption value of common stock subject to redemption	$ 1,087,272		$ 1,242,502